Basis of Presentation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2018
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Disclosure Of Proportion Of Net Assets Market Value Explanatory
(i)

Cash and cash equivalents remaining after excluding the 2013 capital increase proceeds, were allocated based on the exercise carried out by Enersis’ management, the ratios obtained for the division of the cash and cash equivalents, were as follows:

Proportion of

Net Assets Market Value

EntityChileAméricas

Enersis S.A. 42%    58%

Endesa S.A. 66%    34%

Chilectra S.A. 63%    37%

Disclosure Of Breakdown Of Allocated Employees Explanatory

The table below sets forth the breakdown of employees allocated to the Company and Enel Américas:

  Employee allocation

Entity	Chile	Américas
Enersis S.A.	391	87
Endesa S.A.	925	7
Chilectra S.A.	668	2
Total	1,984	96

Schedule of subsidiaries

			Percentage of control at 12-31-2018			Percentage of control at 12-31-2017
Taxpayer ID No.	Company	Currency	Direct	Indirect	Total	Direct	Indirect	Total
96.800.570-7	Enel Distribución Chile S.A.	Chilean peso	99.09%	—	99.09%	99.09%	—	99.09%
96.783.910-8	Empresa Eléctrica de Colina Ltda.	Chilean peso	—	100.00%	100.00%	—	100.00%	100.00%
96.504.980-0	Empresa Eléctrica Pehuenche S.A.	Chilean peso	—	92.65%	92.65%	—	92.65%	92.65%
91.081.000-6	Enel Generación Chile S.A.	Chilean peso	93.55%	—	93.55%	59.98%	-	59.98%
78.932.860-9	GasAtacama Chile S.A. (1)	Chilean peso	2.63%	97.37%	100.00%	2.63%	97.37%	100.00%
78.952.420-3	Gasoducto Atacama Argentina S.A.	Chilean peso	—	100.00%	100.00%	—	100.00%	100.00%
96.800.460-3	Luz Andes Ltda.	Chilean peso	—	100.00%	100.00%	—	100.00%	100.00%
76.722.488-5	Empresa de Transmisión Chena S.A	Chilean peso	—	100.00%	100.00%	—	100.00%	100.00%
77.047.280-6	Sociedad Agrícola de Cameros Ltda.	Chilean peso	57.50%	—	57.50%	57.50%	—	57.50%
96.920.110-0	Enel Green Power Chile Ltda. *	U.S. dollar	99.99%	—	99.99%	—	—	—
96.524.140-K	Empresa Electrica Panguipulli S.A *	U.S. dollar	0.05%	99.95%	100.00%	—	—	—
76.306.985-0	Diego de Almagro Matriz SpA. *	U.S. dollar	—	100.00%	100.00%	—	—	—
76.179.024-2	Parque Eolico Tal Tal S.A *	U.S. dollar	0.01%	99.99%	100.00%	—	—	—
96.971.330-6	Geotermica del Norte S.A *	U.S. dollar	—	84.59%	84.59%	—	—	—
99.577.350-3	Empresa Nacional de Geotermia S.A *	U.S. dollar	—	51.00%	51.00%	—	—	—
76.052.206-6	Parque Eolico Valle de los Vientos S.A *	U.S. dollar	—	99.99%	99.99%	—	—	—
76.126.507-5	Parque Talinay Oriente S.A *	U.S. dollar	—	61.37%	61.37%	—	—	—
76.321.458-3	Almeyda Solar SpA *	U.S. dollar	—	100.00%	100.00%	—	—	—
76.412.562-2	Enel Green Power del Sur SpA. *	U.S. dollar	—	100.00%	100.00%	—	—	—
76.924.079-9	Enel X Chile SpA	U.S. dollar	100.00%	—	100.00%	—	—	—

Schedule of investment in associates

			Ownership Interest at 12-31-2018			Ownership Interest at 12-31-2017
Taxpayer ID No.	Company	Currency	Direct	Indirect	Total	Direct	Indirect	Total
76.418.940-K	GNL Chile S.A.	Chilean peso	—	33.33%	33.33%	—	33.33%	33.33%
76.364.085-K	Energia Marina SpA	Chilean peso		25.00%	25.00%	—	—	—

Schedule of Associates and Joint Venture

			Ownership Interest at 12-31-2018			Ownership Interest at 12-31-2017
Taxpayer ID No.	Company	Currency	Direct	Indirect	Total	Direct	Indirect	Total
76.091.595-5	Aysén Energía S.A. (1)	Chilean peso	—	51.00%	51.00%	—	51.00%	51.00%
76.041.891-9	Aysén Transmisión S.A. (1)	Chilean peso	—	51.00%	51.00%	—	51.00%	51.00%
76.652.400-1	Centrales Hidroeléctricas De Aysén S.A. (2)	Chilean peso	—	—	—	—	51.00%	51.00%
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chilean peso	—	50.00%	50.00%	—	50.00%	50.00%

(1) Aysén Energía S.A. and Aysén Trasmisión S.A. companies are currently in liquidation process as December 31, 2018.

(2) Centrales Hidroeléctricas de Aysén S.A. was liquidated and distributed among shareholders on September 7, 2018 (see Note 15.1b).